Business combinations - Summary of fair values of identifiable assets and liabilities acquired (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,119